Contract Assets	12 Months Ended
Sep. 30, 2025
Contract Assets [Abstract]
CONTRACT ASSETS

NOTE 5 – CONTRACT ASSETS

Contract assets are presented net of allowance for credit loss:

	As of September 30,
	2024	2025
Contract assets	$912,349	$559,057
Less: allowance for expected credit loss	(14,940)	(5,839)
Total	$897,409	$553,218

The movement of allowances for credit loss is as follow:

	As of September 30,
	2024	2025
Balance at beginning of the year	$(12,401)	$(14,940)
Increase (Reversal)	(2,539)	9,101
Balance at ending of the year	$(14,940)	$(5,839)